Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units	Mar. 31, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2022	$ 1,265
2023	1,358
2024	970
Total	$ 150